Business, Basis of Presentation, and Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 reorganization closed_block_policy component	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Number of days past due before nonaccrual status	90 days
Useful life of real estate investment	40 years
Period interest is accrued for loans past due	90 days
Ownership percentage for election of fair value option, less than	3.00%
Number of components for acquired insurance blocks | component	2
Liability for Future Policy Benefit, by Product Segment [Line Items]
Number of closed blocks of policies | closed_block_policy	2
Number of predecessor entities reorganized | reorganization	2
Participating policies as a percent of life premiums	45.00%	22.00%	11.00%
Nonparticipating Contracts | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve interest assumptions for future policy benefits	3.31%
Nonparticipating Contracts | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve interest assumptions for future policy benefits	5.44%
Participating Contracts | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve interest assumptions for future policy benefits	1.25%
Participating Contracts | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve interest assumptions for future policy benefits	4.00%
Life and other deposits
Liability for Future Policy Benefit, by Product Segment [Line Items]
Traditional life policies paying dividends, inclusive of ceded policies	88.00%	78.00%
Percent of policies participating in dividends	81.00%	78.00%
Life and other deposits | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Period for reporting liability	1 month
Life and other deposits | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Period for reporting liability	6 months